LONG-TERM DEBT - Schedule of Maturities of Long-Term Notes Payable (Detail) - Branded Online Inc dba Nogin [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
2022 (remaining)	$ 0	$ 0
2023	6,022	6,022
2024	5,000	5,000
2025	5,000	5,000
2026	4,928	4,928
Thereafter		0
Total	$ 20,950	$ 20,950